Inventories, Net - Inventories, Net of Reserve (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventory Net [Line Items]
Raw materials	$ 78	$ 105
Work-in-process	941	1,002
Finished products	334	424
Total	$ 1,353	$ 1,531